Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

Note 13 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into eight non-cancellable operating lease agreements with term more than one year for office spaces expiring through July 2026. As of June 30, 2025, upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 1,249,038 (USD 174,481) of right of use (“ROU”) assets and RMB 1,183,132 (USD 165,274) of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1 year.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expenses for the six months ended June 30, 2024 and 2025 were RMB 707,265 and RMB 573,522 (USD 80,117), respectively.

The maturity of the Company’s operating lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2025 (remaining six months)	431,928	60,337
2026	543,288	75,893
2027	243,281	33,984
2028	-	-
2029	-	-
Total lease payments	1,218,497	170,214
Less: Interest	35,365	4,940
Present value of lease liabilities	1,183,132	165,274